UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  028-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

  /s/   Sindy Jagger     Toronto, Canada     May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    82

Form 13F Information Table Value Total:    $249,888 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3450    36900 SH       SOLE                    36900        0        0
ABBOTT LABS                    COM              002824100    12510   255055 SH       SOLE                   255055        0        0
ABITIBIBOWATER INC             COM NEW          003687209      512    19072 SH       SOLE                    19072        0        0
AGNICO EAGLE MINES LTD         COM              008474108     6949   104445 SH       SOLE                   104445        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108     1206    14040 SH       SOLE                    14040        0        0
ALLSTATE CORP                  COM              020002101      477    15000 SH       SOLE                    15000        0        0
AMERICAN TOWER CORP            CL A             029912201     1555    30000 SH       SOLE                    30000        0        0
APPLE INC                      COM              037833100     2823     8100 SH       SOLE                     8100        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2791    54400 SH       SOLE                    54400        0        0
BANK MONTREAL QUE              COM              063671101     2246    34552 SH       SOLE                    34552        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6091   456950 SH       SOLE                   456950        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    16498   552340 SH       SOLE                   552340        0        0
BARRICK GOLD CORP              COM              067901108     4382    84240 SH       SOLE                    84240        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1754       14 SH       SOLE                       14        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     4715    56382 SH       SOLE                    56382        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101      220     9900 SH       SOLE                     9900        0        0
CITIGROUP INC                  COM              172967101     6427  1453970 SH       SOLE                  1453970        0        0
COINSTAR INC                   COM              19259P300      459    10000 SH       SOLE                    10000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      390    16000 SH       SOLE                    16000        0        0
CVS CAREMARK CORPORATION       COM              126650100    19573   570320 SH       SOLE                   570320        0        0
DEAN FOODS CO NEW              COM              242370104      400    40000 SH       SOLE                    40000        0        0
DOMTAR CORP                    COM NEW          257559203      919    10000 SH       SOLE                    10000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     6085   389300 SH       SOLE                   389300        0        0
ELDORADO GOLD CORP NEW         COM              284902103     1376    84300 SH       SOLE                    84300        0        0
ENBRIDGE INC                   COM              29250N105      264     4309 SH       SOLE                     4309        0        0
EXPEDIA INC DEL                COM              30212P105     1586    70000 SH       SOLE                    70000        0        0
EXXON MOBIL CORP               COM              30231G102     3289    39090 SH       SOLE                    39090        0        0
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      424    30000 SH       SOLE                    30000        0        0
FIFTH THIRD BANCORP            COM              316773100      222    16000 SH       SOLE                    16000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      983    65950 SH       SOLE                    65950        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      833    15000 SH       SOLE                    15000        0        0
GENERAL ELECTRIC CO            COM              369604103    10908   544040 SH       SOLE                   544040        0        0
GENERAL MTRS CO                COM              37045V100     1092    35205 SH       SOLE                    35205        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3348    21130 SH       SOLE                    21130        0        0
GOODRICH CORP                  COM              382388106      855    10000 SH       SOLE                    10000        0        0
GOOGLE INC                     CL A             38259P508     7599    12950 SH       SOLE                    12950        0        0
HARMAN INTL INDS INC           COM              413086109      751    16050 SH       SOLE                    16050        0        0
HEWLETT PACKARD CO             COM              428236103      513    12525 SH       SOLE                    12525        0        0
HUNTINGTON BANCSHARES INC      COM              446150104       80    12000 SH       SOLE                    12000        0        0
IESI BFC LTD                   COM              44951D108      636    25000 SH       SOLE                    25000        0        0
INTEL CORP                     COM              458140100     1992    98690 SH       SOLE                    98690        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      448     2748 SH       SOLE                     2748        0        0
INTERNATIONAL RECTIFIER CORP   COM              460254105      496    15000 SH       SOLE                    15000        0        0
INTREPID POTASH INC            COM              46121Y102      348    10000 SH       SOLE                    10000        0        0
ISHARES TR                     BARCLY USAGG B   464287226      307     2919 SH       SOLE                     2919        0        0
JOHNSON & JOHNSON              COM              478160104     3481    58755 SH       SOLE                    58755        0        0
JPMORGAN CHASE & CO            COM              46625H100    14834   321780 SH       SOLE                   321780        0        0
KAR AUCTION SVCS INC           COM              48238T109     4226   275512 SH       SOLE                   275512        0        0
KEYCORP NEW                    COM              493267108      107    12000 SH       SOLE                    12000        0        0
KIMBERLY CLARK CORP            COM              494368103      350     5360 SH       SOLE                     5360        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208      844    15500 SH       SOLE                    15500        0        0
KRAFT FOODS INC                CL A             50075N104     2614    83350 SH       SOLE                    83350        0        0
MANULIFE FINL CORP             COM              56501R106      232    13100 SH       SOLE                    13100        0        0
MICROSOFT CORP                 COM              594918104     4643   182880 SH       SOLE                   182880        0        0
MORGAN STANLEY                 COM NEW          617446448      683    25000 SH       SOLE                    25000        0        0
PFIZER INC                     COM              717081103      911    44857 SH       SOLE                    44857        0        0
PNC FINL SVCS GROUP INC        COM              693475105      630    10000 SH       SOLE                    10000        0        0
POTASH CORP SASK INC           COM              73755L107     1837    31120 SH       SOLE                    31120        0        0
PROCTER & GAMBLE CO            COM              742718109      232     3770 SH       SOLE                     3770        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     2288    61100 SH       SOLE                    61100        0        0
QUAD / GRAPHICS INC            COM CL A         747301109     1139    26770 SH       SOLE                    26770        0        0
QUALCOMM INC                   COM              747525103     2644    48220 SH       SOLE                    48220        0        0
RESEARCH IN MOTION LTD         COM              760975102      232     4107 SH       SOLE                     4107        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      460     7421 SH       SOLE                     7421        0        0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200     4857   230180 SH       SOLE                   230180        0        0
SKECHERS U S A INC             CL A             830566105      411    20000 SH       SOLE                    20000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      224     1600 SH       SOLE                     1600        0        0
STATE STR CORP                 COM              857477103     3510    78100 SH       SOLE                    78100        0        0
STIFEL FINL CORP               COM              860630102      718    10000 SH       SOLE                    10000        0        0
SUNCOR ENERGY INC NEW          COM              867224107    15935   355019 SH       SOLE                   355019        0        0
SUPERVALU INC                  COM              868536103      268    30000 SH       SOLE                    30000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    10034   480800 SH       SOLE                   480800        0        0
TECK RESOURCES LTD             CL B             878742204     1592    30000 SH       SOLE                    30000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     8995   179300 SH       SOLE                   179300        0        0
THOMSON REUTERS CORP           COM              884903105     2493    63480 SH       SOLE                    63480        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509     4910    55440 SH       SOLE                    55440        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307      482     6000 SH       SOLE                     6000        0        0
TRANSCANADA CORP               COM              89353D107     9118   224699 SH       SOLE                   224699        0        0
US BANCORP DEL                 COM NEW          902973304      264    10000 SH       SOLE                    10000        0        0
VISA INC                       COM CL A         92826C839      221     3000 SH       SOLE                     3000        0        0
WAL MART STORES INC            COM              931142103     2536    48721 SH       SOLE                    48721        0        0
WENDYS ARBYS GROUP INC         COM              950587105      151    30000 SH       SOLE                    30000        0        0